Pay vs Performance Disclosure $ / USD in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / USD	Dec. 31, 2022 USD ($) $ / USD	Dec. 31, 2021 USD ($) $ / USD	Dec. 31, 2020 USD ($) $ / USD
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation and Company performance for fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

PAY-VERSUS-PERFORMANCE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1),(2),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($MM)	Revenue (5) $MM

					TSR	Peer Group TSR

2023	$3,260,513	$11,751,819	$1,225,448	$3,220,521	$3,386	$130	$226.801	$1,318.0

2022	$3,577,227	$6,065,431	$1,959,469	$2,565,921	$2,154	$136	$(187.282)	$653.6

2021	$12,214,089	$33,413,121	$2,676,340	$10,147,590	$1,544	$126	$3.937	$314.3

2020	$816,288	$18,129,388	$443,646	$13,411,646	$1,042	$110	$8.524	$130.7

(1)	The Principal Executive Officer (“PEO”) in 2020, 2021, 2022 and 2023 is John Fieldly. The Non-PEO NEOs for whom the average compensation is presented in this table are as follows:
-	2023: Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2022: Edwin Negron-Carballo, Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2021 and 2020: Edwin Negron-Carballo

(2)
The amounts shown as Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

(4)
For purposes of this disclosure, the peer group for 2023 is the custom group of peers consisting of Monster Beverage Corporation, Keurig Dr Pepper, PepsiCo, The Coca-Cola Company, and Starbucks Corporation, the same peer group used in the stock performance graph in our Annual Report on Form
10-K
required under section 201(e) for fiscal 2023. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2023, in either the Company or the custom peer group, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance. The peer group for 2020-2022 consisted of Monster Beverage Corporation, National Beverage Corp, Primo Water Corp, Keurig Dr Pepper, PepsiCo, and The
Coca-Cola
Company, which was the custom peer group disclosed in our Annual Report on Form
10-K
stock performance graph for fiscal 2022; the value of a $100 investment in this prior peer group would have been $133 for 2023.

(5)
We determined Revenue to be the “most important” financial performance measure used to link performance to Compensation Actually Paid to our PEO and other NEOs in fiscal 2023, in accordance with Item 402(v) of
Regulation S-K.

Adjustments made to Determine Compensation Actually Paid (CAP)

		2023	2022	2021	2020
Summary Compensation Table Total	PEO	$3,260,513	$3,577,227	$12,214,089	$816,288
	Average Non- PEO NEOs	$1,225,448	$1,959,469	$2,676,340	$443,646
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,649,970	$2,542,259	$11,426,468	$60,779
	Average Non- PEO NEOs	$699,981	$1,509,596	$2,263,950	$60,779
Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$2,593,898	$2,888,983	$25,726,650	$0
	Average Non- PEO NEOs	$1,314,618	$1,524,519	$3,355,650	$0
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$6,822,796	$3,631,900	$2,420,150	$15,354,750
	Average Non- PEO NEOs	$1,176,234	$612,422	$2,429,150	$11,077,900
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$0	$251,331	$0	$60,779
	Average Non- PEO NEOs	$0	$177,260	$0	$60,779
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	$724,582	$(1,741,750)	$4,478,700	$1,958,350
	Average Non- PEO NEOs	$204,201	$(198,152)	$3,950,400	$1,890,100
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$0	$0	$0	$0
	Average Non- PEO NEOs	$0	$0	$0	$0
Compensation Actually Paid	PEO	$11,751,819	$6,065,431	$33,413,121	$18,129,388
	Average Non- PEO NEOs	$3,220,521	$2,565,921	$10,147,590	$13,411,646

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	The Principal Executive Officer (“PEO”) in 2020, 2021, 2022 and 2023 is John Fieldly. The Non-PEO NEOs for whom the average compensation is presented in this table are as follows:
-	2023: Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2022: Edwin Negron-Carballo, Jarrod Langhans, Tony Guilfoyle, Toby David, and Paul Storey
-	2021 and 2020: Edwin Negron-Carballo

Peer Group Issuers, Footnote
(4)
For purposes of this disclosure, the peer group for 2023 is the custom group of peers consisting of Monster Beverage Corporation, Keurig Dr Pepper, PepsiCo, The Coca-Cola Company, and Starbucks Corporation, the same peer group used in the stock performance graph in our Annual Report on Form
10-K
required under section 201(e) for fiscal 2023. Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2023, in either the Company or the custom peer group, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance. The peer group for 2020-2022 consisted of Monster Beverage Corporation, National Beverage Corp, Primo Water Corp, Keurig Dr Pepper, PepsiCo, and The
Coca-Cola
Company, which was the custom peer group disclosed in our Annual Report on Form
10-K
stock performance graph for fiscal 2022; the value of a $100 investment in this prior peer group would have been $133 for 2023.

PEO Total Compensation Amount	$ 3,260,513	$ 3,577,227	$ 12,214,089	$ 816,288
PEO Actually Paid Compensation Amount	$ 11,751,819	6,065,431	33,413,121	18,129,388
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Adjustments made to Determine Compensation Actually Paid (CAP)

		2023	2022	2021	2020
Summary Compensation Table Total	PEO	$3,260,513	$3,577,227	$12,214,089	$816,288
	Average Non- PEO NEOs	$1,225,448	$1,959,469	$2,676,340	$443,646
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,649,970	$2,542,259	$11,426,468	$60,779
	Average Non- PEO NEOs	$699,981	$1,509,596	$2,263,950	$60,779
Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$2,593,898	$2,888,983	$25,726,650	$0
	Average Non- PEO NEOs	$1,314,618	$1,524,519	$3,355,650	$0
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$6,822,796	$3,631,900	$2,420,150	$15,354,750
	Average Non- PEO NEOs	$1,176,234	$612,422	$2,429,150	$11,077,900
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$0	$251,331	$0	$60,779
	Average Non- PEO NEOs	$0	$177,260	$0	$60,779
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	$724,582	$(1,741,750)	$4,478,700	$1,958,350
	Average Non- PEO NEOs	$204,201	$(198,152)	$3,950,400	$1,890,100
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$0	$0	$0	$0
	Average Non- PEO NEOs	$0	$0	$0	$0
Compensation Actually Paid	PEO	$11,751,819	$6,065,431	$33,413,121	$18,129,388
	Average Non- PEO NEOs	$3,220,521	$2,565,921	$10,147,590	$13,411,646

Non-PEO NEO Average Total Compensation Amount	$ 1,225,448	1,959,469	2,676,340	443,646
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,220,521	2,565,921	10,147,590	13,411,646
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

Adjustments made to Determine Compensation Actually Paid (CAP)

		2023	2022	2021	2020
Summary Compensation Table Total	PEO	$3,260,513	$3,577,227	$12,214,089	$816,288
	Average Non- PEO NEOs	$1,225,448	$1,959,469	$2,676,340	$443,646
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,649,970	$2,542,259	$11,426,468	$60,779
	Average Non- PEO NEOs	$699,981	$1,509,596	$2,263,950	$60,779
Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO	$2,593,898	$2,888,983	$25,726,650	$0
	Average Non- PEO NEOs	$1,314,618	$1,524,519	$3,355,650	$0
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$6,822,796	$3,631,900	$2,420,150	$15,354,750
	Average Non- PEO NEOs	$1,176,234	$612,422	$2,429,150	$11,077,900
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$0	$251,331	$0	$60,779
	Average Non- PEO NEOs	$0	$177,260	$0	$60,779
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO	$724,582	$(1,741,750)	$4,478,700	$1,958,350
	Average Non- PEO NEOs	$204,201	$(198,152)	$3,950,400	$1,890,100
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$0	$0	$0	$0
	Average Non- PEO NEOs	$0	$0	$0	$0
Compensation Actually Paid	PEO	$11,751,819	$6,065,431	$33,413,121	$18,129,388
	Average Non- PEO NEOs	$3,220,521	$2,565,921	$10,147,590	$13,411,646

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between NEO Compensation Actually Paid (“CAP”) and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, the Company’s cumulative TSR, and the Peer Group’s cumulative TSR over the fiscal three year period from 2020 through 2023.

Compensation Actually Paid vs. Net Income
Description of Relationship Between NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, and our net income during fiscal 2020 through 2023.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between NEO Compensation Actually Paid and Revenue
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, and Revenue during fiscal 2020 through 2023.

Total Shareholder Return Vs Peer Group
Description of Relationship Between NEO Compensation Actually Paid (“CAP”) and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between CAP to our PEO (i.e., CEO), the average of CAP to our other NEOs, the Company’s cumulative TSR, and the Peer Group’s cumulative TSR over the fiscal three year period from 2020 through 2023.

Tabular List, Table
Most Important Measures to Determine Compensation Actually Paid for the fiscal year ended December 31, 2023
The three items listed in the table below represent the most important metrics we used to link compensation actually paid to our NEOs, for the fiscal year ended December 31, 2023, to Company performance.

Revenue
Gross Margin
Adjusted EBITDA

Total Shareholder Return Amount	$ 3,386	2,154	1,544	1,042
Peer Group Total Shareholder Return Amount	130	136	126	110
Net Income (Loss)	$ 226,801,000	$ (187,282,000)	$ 3,937,000	$ 8,524,000
Company Selected Measure Amount | $ / USD	1,318.0	653.6	314.3	130.7
PEO Name	John Fieldly
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,649,970)	$ (2,542,259)	$ (11,426,468)	$ (60,779)
PEO | Increase for Year End Fair Value of Awards Granted During Year That Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,593,898	2,888,983	25,726,650	0
PEO | Increase Deduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to that Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,822,796	3,631,900	2,420,150	15,354,750
PEO | Increase for Fair Value as of the Vesting Dates for Awards Granted During Year that Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	251,331	0	60,779
PEO | Increase Deduction for Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to that Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	724,582	(1,741,750)	4,478,700	1,958,350
PEO | Deduction for Fair Value of Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards and Option Awards Columns in the Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,981)	(1,509,596)	(2,263,950)	(60,779)
Non-PEO NEO | Increase for Year End Fair Value of Awards Granted During Year That Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,314,618	1,524,519	3,355,650	0
Non-PEO NEO | Increase Deduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to that Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,176,234	612,422	2,429,150	11,077,900
Non-PEO NEO | Increase for Fair Value as of the Vesting Dates for Awards Granted During Year that Vest During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	177,260	0	60,779
Non-PEO NEO | Increase Deduction for Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to that Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,201	(198,152)	3,950,400	1,890,100
Non-PEO NEO | Deduction for Fair Value of Awards Granted Prior to Year that were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0